CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities
Net loss	$ 29,723	$ 23,238
Adjustment to reconcile net loss from operations:
Depreciation expense	22,555	10,962
Interest contribution	13,212	1,785
Stock options issued for compensation		15,865
Changes in operating assets and liabilities:
Trade receivables		87,357
Inventory	54,908
Prepaid tax	(19,553)
Other receivables and deposits	(2,984)	(470,994)
Accounts payable and accrued expenses	(48,782)	(104,644)
Income tax payable	(1,441)	(6,704)
Other payables	(46,161)	(733,913)
Net cash provided by (used in) operating activities	1,477	(1,177,049)
Cash flows from investing activities
Purchase of property and equipment	(14,073)	(96,169)
Advance made to related parties	(58,084)
Repayment from advance made to related parties		141,536
Net cash provided by (used in) investing activities	(72,156)	45,367
Cash flows from financing activities
Proceedsfrom issuance of common stock
Capital Contribution		305,591
Proceeds/(Repayment) to related party, net	(56,554)	(838,636)
Proceeds/(Repayments) from term loan, net	(21,771)
Net cash used in financing activities	(78,325)	(533,045)
Effect of exchange rate changes	3,955	(106,595)
Net increase (decrease) in cash and cash equivalents	(145,049)	(1,771,321)
Cash and cash equivalents at beginning of period	174,113	2,140,669
Cash and cash equivalents at end of period	29,065	369,348
Supplemental disclosures of cash flow information
Interest paid
Income taxes paid	$ 54,771	$ 22,830